Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Business Segment
The tables below provide a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	(a)	Investment Services	Other	(a)	Consolidated
Balance at Dec. 31, 2013	$9,446		$8,550	$77		$18,073
Acquisition/dispositions	—		39	—		39
Foreign currency translation	(118)		(124)	(3)		(245)
Other (b)	—		2	—		2
Balance at Dec. 31, 2014	$9,328		$8,467	$74		$17,869
Acquisitions/dispositions	10		—	(22)		(12)
Foreign currency translation	(128)		(105)	(3)		(236)
Other (b)	(3)		—	—		(3)
Balance at Dec. 31, 2015	$9,207		$8,362	$49		$17,618

(a)	Includes the reclassification of goodwill associated with Meriten from Investment Management to the Other segment.

(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible Assets by Business Segment
The tables below provide a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Management	(a)	Investment Services	Other	(a)	Consolidated
Balance at Dec. 31, 2013	$2,047		$1,538	$867		$4,452
Amortization	(118)		(175)	(5)		(298)
Foreign currency translation	(18)		(8)	(1)		(27)
Balance at Dec. 31, 2014	$1,911		$1,355	$861		$4,127
Acquisitions/dispositions	9		—	(9)		—
Amortization	(97)		(162)	(2)		(261)
Foreign currency translation	(16)		(7)	(1)		(24)
Balance at Dec. 31, 2015	$1,807		$1,186	$849		$3,842

(a)	Includes the reclassification of intangible assets associated with Meriten from Investment Management to the Other segment.

Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2015				Dec. 31, 2014
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$1,709	$(1,351)	$358	11 years	$1,945	$(1,481)	$464
Customer contracts—Investment Services	2,313	(1,503)	810	10 years	2,328	(1,354)	974
Other	75	(66)	9	3 years	81	(67)	14
Total subject to amortization	4,097	(2,920)	1,177	10 years	4,354	(2,902)	1,452
Not subject to amortization: (a)
Trade name	1,358	N/A	1,358	N/A	1,360	N/A	1,360
Customer relationships	1,307	N/A	1,307	N/A	1,315	N/A	1,315
Total not subject to amortization	2,665	N/A	2,665	N/A	2,675	N/A	2,675
Total intangible assets	$6,762	$(2,920)	$3,842	N/A	$7,029	$(2,902)	$4,127

(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2016	$238
2017	214
2018	180
2019	108
2020	97